Note 8 - Equity in earnings of non-consolidated companies	12 Months Ended
Dec. 31, 2023
Note 8 - Equity in earnings of non-consolidated companies
Note 8 - Equity in earnings of non-consolidated companies

8      Equity in earnings of non-consolidated companies

	Year ended December 31,
	2023	2022	2021
From non-consolidated companies	104,897	242,743	512,591
Remeasurement of previously held interest	4,506	-	-
Bargain purchase gain	11,487	-	-
Impairment loss on non-consolidated companies	-	(34,041)	-
Net loss related to participation increase in Usiminas	(25,486)	-	-
	95,404	208,702	512,591

Remeasurement of previously held interest and Bargain purchase gain: For year ended December 31, 2023, include $4.5 million and $11.5 million related to GPC acquisition. For more information see note 34 “Business Combinations - Acquisition of Global Pipe Company”.

Impairment loss on non-consolidated companies: For year ended December 31, 2022, $19.1 related to the investment in Usiminas and $14.9 related to the joint venture with PAO Severstal (“Severstal”).

Net loss related to participation increase in Usiminas: For more information see note 14 “Investments in non-consolidated companies - Usiminas”.